Subsequent Events (Details Narrative) - USD ($)		3 Months Ended
	Oct. 22, 2021	Sep. 30, 2021
Number of shares issued for services		$ 100,300
Subsequent Event [Member] | Series A Preferred Stock [Member] | CEO [Member]
Number of shares issued, during period	1,000,000
Number of shares issued for services, shares	4,700,000
Number of shares issued for services	$ 144,700